Stockholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2026	Jun. 30, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock authorized		10,000,000		10,000,000		10,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized (in Shares)		510,000,000		510,000,000		510,000,000		110,048,016	201,142,870
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)		106,253,742		106,253,742		106,253,742		13,118,276	24,788,845
Common stock, shares outstanding (in Shares)		106,253,742		106,253,742		106,253,742		13,118,276	24,788,845
Conversion of stock		13,118,276
Dividends
Aggregate gross proceeds of private placement						$ 28,300
Shares of warrants		3,230,558		3,230,558		3,230,558
Change in fair value								$ 1,000
Termination Agreement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued (in Shares)			277,696
Shares price per shares		$ 3	$ 3	$ 3		$ 3
Change in fair value			$ 833			$ 833
Maximum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized (in Shares)								219,481,484
Minimum [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized (in Shares)								201,142,870
Private Placement Offering [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares price per shares	$ 3	$ 3		$ 3		$ 3
Aggregate gross proceeds of private placement	$ 600					$ 32,300
Shares of warrants		876,983		876,983		876,983
Exercise price of warrants		$ 3		$ 3		$ 3
Shares sold	185,000					10,777,268
JDEV Acquisition Corp [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued (in Shares)		4,400,000		4,400,000		4,400,000
Redeemable Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Conversion of stock						75,017,573
Shares of redeemable convertible preferred stock outstanding						149,616,222
Carrying value of the redeemable convertible preferred stock						$ 197,900
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized (in Shares)								219,481,484
Common stock, shares issued (in Shares)								26,163,296
Common stock, shares outstanding (in Shares)								26,163,296
Shares of warrants								500,000